Fair Value Measurements and Disclosures - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jul. 29, 2022
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Non-cash gain (loss) in fair value of warrant liabilities	$ (15,837,000)
Earned cash contingent compensation related to frontier view and forge transferred from level 3 to level 1	1,267,000
Earned cash contingent compensation other transfer of assets and liabilities between levels	0	$ 0
Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Business combination, liability recognized			$ 5,688,000
Estimated fair value of warrants	10,282,000
Non-cash gain (loss) in fair value of warrant liabilities	$ 4,594,000
Warrants outstanding	8,358,964
Private Placement Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Business combination, liability recognized			$ 29,259,000
Estimated fair value of warrants	$ 8,610,000
Non-cash gain (loss) in fair value of warrant liabilities	$ 20,650,000
Comerica Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants outstanding	0
Eastward Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants outstanding	0